Note 7 - Asset Retirement Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]
	For the Three Months Ended March 31,
	2014	2013
Asset retirement obligation at beginning of period	$(1,119,249)	$(922,386)
Liabilities incurred on new wells	(36,441)	-
Liabilities relieved on retirement of wells	54,133	-
Accretion expense	(29,217)	(23,747)
Asset retirement obligation at end of period	(1,130,774)	(946,133)
Less: current portion (1)	(100,100)	(100,100)
Non-current portion of asset retirement obligation (2)	$(1,030,674)	$(846,033)

	2013	2012
Asset retirement obligation at beginning of period	$922,386	$—
Assumed in Hunter Disposal acquisition	—	27,355
Assumed in Blue Water acquisition	—	220,410
Assumed in Virco acquisition	—	300,210
Liabilities incurred on new wells	121,347	133,479
Liabilities settled	(25,930)	—
Accretion expense	101,445	43,085
Revision in estimated liabilities	—	197,847

Asset retirement obligations at end of period	1,119,248	922,386
Less: current portion (1)	(100,100)	(100,100)

Non-current portion of asset retirement obligation (2)	$1,019,148	$822,286
(1)	The total current portion of asset retirement obligation of $100 thousand at December 31, 2013, is associated with assets held for sale.
(2)	The non-current portion of asset retirement obligation at December 31, 2013, includes $221 thousand associated with assets held for sale.